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Deutsche Asset Management

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                                  Mutual Fund
                                 Annual Report
                                December 31, 2001
                                   Investment

Money Market Fund

                                                               [GRAPHIC OMITTED]
                                                                 A Member of the
                                                             Deutsche Bank Group

Money Market Fund Investment
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TABLE OF CONTENTS

              LETTER TO SHAREHOLDERS ..................................  3

              MONEY MARKET FUND INVESTMENT

              Statement of Assets and Liabilities .....................  5
              Statement of Operations .................................  6
              Statements of Changes in Net Assets .....................  7
              Financial Highlights ....................................  8
              Notes to Financial Statements ...........................  9
              Report of Independent Accountants ....................... 11
              Tax Information ......................................... 11

              CASH MANAGEMENT PORTFOLIO

              Schedule of Portfolio Investments ....................... 12
              Statement of Assets and Liabilities ..................... 17
              Statement of Operations ................................. 18
              Statements of Changes in Net Assets ..................... 19
              Financial Highlights .................................... 20
              Notes to Financial Statements ........................... 21
              Report of Independent Accountants ....................... 23

              FUND TRUSTEES AND OFFICERS .............................. 24



                   ------------------------------------------
The Fund is not insured by the FDIC and is not a deposit, obligation of or guaranteed by Deutsche Bank AG. The Fund is subject to investment risks, including possible loss of principal amount invested.
                   ------------------------------------------

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                                        2

Money Market Fund Investment
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LETTER TO SHAREHOLDERS

We are pleased to present you with this annual report for Money Market Fund Investment (the 'Fund'), providing a detailed review of the market, the Portfolio, and our outlook. Included are a complete financial summary of the Fund's operations and a listing of the Portfolio's holdings.

MARKET ACTIVITY
THE FEDERAL RESERVE BOARD EASED INTEREST RATES ELEVEN TIMES OVER THE COURSE OF THE YEAR, CAUSING MONEY MARKET YIELDS TO DECLINE DRAMATICALLY.
o These interest rate cuts, totaling 4.75%, caused the yield curve to steepen sharply.
o This campaign of easing monetary policy, particularly in the year's second half, was the most concentrated effort to rejuvenate the economy in the central bank's history.
o In explaining the rationale for its interest rate cuts, the Federal Reserve Board consistently cited falling corporate profits, declining business capital investment, weak consumer confidence in the US, and slower economic growth abroad.

THE MONEY MARKETS WERE PARTICULARLY FOCUSED ON THE FEDERAL RESERVE BOARD'S RESPONSE TO THE UNITED STATES ECONOMY'S PROTRACTED SLOWDOWN.
o Employment, production and business spending remained weak. Consumer confidence dipped to new lows, as layoffs and related fears over job security began to surge.
o The tragic events of September 11 only heightened the degree of economic uncertainty.
o The Federal Reserve Board's already aggressive pace of interest rate cuts was stepped up in the aftermath of the attacks, as it began flooding the financial markets with liquidity. Its objective was to stabilize consumer and business confidence.

TWO NOTABLE EVENTS CAPTURED THE MONEY MARKETS' ATTENTION TOWARD THE END OF THE YEAR.
o The failure of Enron represented the largest corporate bankruptcy ever recorded. The full ramifications of this event on the money markets remain unclear, as the company was a major player with great exposure in the credit markets. A great number of banks and insurance companies had exposure to Enron at the time of its failure, further extending the impact of its bankruptcy.
o Finally, turmoil in Argentina led to a default on its debt, devaluation of its currency and a succession of five presidents in a two-week period at the end of December. The fallout from this debacle was felt throughout the emerging markets, supporting a flight-to-quality toward the US money markets.

INVESTMENT REVIEW
By staying disciplined to the purchase of high quality instruments and actively adjusting sector allocation and the duration of the Portfolio as market conditions changed, we were able to produce competitive yields in Money Market Fund Investment for the annual period.

                                   CUMULATIVE TOTAL RETURNS       AVERAGE ANNUAL TOTAL RETURNS          ANNUALIZED
                          1 Year  3 Years  5 Years    Since  1 Year  3 Years  5 Years    Since    7 Day      7 Day
   Periods Ended                                Inception 2                        Inception 2  Current  Effective
   December 31, 2001                                                                              Yield      Yield
 Money Market Fund
   Investment 1            4.04%   16.09%   28.89%   55.81%   4.04%    5.10%    5.21%    4.80%    2.01%3    2.02%3
---------------------------------------------------------------------------------------------------------------------------
 iMoneyNet-First Tier Retail
   Money Funds Average 4   3.56%   14.66%   26.68%   51.15%   3.56%    4.66%    4.84%    4.48%    1.45%     1.46%
---------------------------------------------------------------------------------------------------------------------------

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1    PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. Yields and total return will fluctuate. The yields quoted more closely reflect the Fund's current earnings than the total return quotations. 'Current yield' refers to the income generated by an investment in the Fund over a 7-day period. This income is then 'annualized'. The 'effective yield' is calculated similarly but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The 'effective yield' may be slightly higher than the 'current yield' because of the compounding effect of this assumed reinvestment. All performance assumes the reinvestment of dividends. Performance would have been lower during the specified periods if certain of the Fund's fees and expenses had not been waived. An investment in the Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
2 The Fund's inception date is July 15, 1992. Benchmark returns are for the period beginning July 31, 1992.
3 The investment advisor and administrator have contractually agreed to waive their fees and/or reimburse expenses until April 30, 2003 so that total net expenses are not exceeded. Without such fee waivers the 7-day current and effective yields would have been 1.84% and 1.85%, respectively.
4 Money Fund Report Average, a service of iMoneyNet, Inc., are averages for categories of similar money market funds.

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                                        3

Money Market Fund Investment
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LETTER TO SHAREHOLDERS

 SECTOR ALLOCATION
 By Asset Type as of December 31, 2001
 (percentages are based on market value of total investments in the Portfolio)


[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

Yankee Certificates  Money Market  Commercial  Eurodollar Certificates  Eurodollar     Floating
of Deposit           Funds         Paper       of Deposit               Time Deposits  Rate Notes  Other
10.02%               8.79%         38.67%      14.21%                   7.22%          14.06%      7.03%

--------------------------------------------------------------------------------
1 Comprises holdings in securities of less than 2%.


We maintained an aggressive average weighted maturity, generally of at least 50 days, for most of the annual period, as we anticipated lower interest rates throughout the year. At the same time, we concentrated our investments in high-quality issuers and Federal agency securities. As the US economic slowdown accelerated and equity markets continued to slide, the credit quality of many corporations deteriorated. Finding and purchasing high-quality issues with little downgrade risk became both a challenge and an increasingly more important consideration for money market fund managers.

MANAGER OUTLOOK
We are cautiously optimistic about the outlook for the US economy. A great deal of monetary and fiscal stimulus is already in the pipeline, and there are emerging signs of recovery in consumer confidence, initial jobless claims, housing starts and durable goods (example: transportation). We believe we may be nearing the end of the Federal Reserve Board's easing cycle and at the start of the recovery stage in the US economy. In light of this uncertainty, we intend to maintain a neutral stance and to add high-quality floating-rate securities to the Portfolio while we monitor the future direction of interest rates. We also intend to continue to seek high-quality issuers in an effort to avoid potential downgrades as the economy remains sluggish. In addition, we believe that Federal Reserve Board Chairman Greenspan will likely be forced to keep interest rates low and steady for a long period of time to prevent any chance of a double-dip recession.

We will, of course, continue to closely observe economic conditions and how they affect the financial markets, as we seek to provide high current income consistent with liquidity and capital preservation.

As always, we appreciate your ongoing support of Money Market Fund Investment, and we look forward to continuing to serve your investment needs for many years ahead.

/s/ DARLENE M. RASEL
    ----------------
    Darlene M. Rasel
    Portfolio Manager of CASH MANAGEMENT PORTFOLIO
    December 31, 2001

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                                        4

Money Market Fund Investment
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES

                                                                    DECEMBER 31, 2001
ASSETS
   Investment in the Cash Management Portfolio, at value .............   $429,536,282
   Receivable for capital shares sold ................................         25,017
   Prepaid expenses and other ........................................          9,260
                                                                         ------------
Total assets .........................................................    429,570,559
                                                                         ------------
LIABILITIES
   Due to advisor ....................................................         63,747
   Dividend payable ..................................................        772,732
   Accrued expenses and other ........................................         16,536
                                                                         ------------
Total liabilities ....................................................        853,015
                                                                         ------------
NET ASSETS ...........................................................   $428,717,544
                                                                         ============
COMPOSITION OF NET ASSETS
   Paid-in capital ...................................................   $428,699,510
   Undistributed net investment income ...............................            736
   Accumulated net realized gain from investment transactions ........         17,298
                                                                         ------------
NET ASSETS ...........................................................   $428,717,544
                                                                         ============
SHARES OUTSTANDING
   ($0.001 par value per share, unlimited number of shares authorized)    428,699,499
                                                                         ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
   (net assets divided by shares outstanding) ........................   $       1.00
                                                                         ============


See Notes to Financial Statements.
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                                        5
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Money Market Fund Investment
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STATEMENT OF OPERATIONS

                                                                   FOR THE YEAR ENDED
                                                                    DECEMBER 31, 2001
INVESTMENT INCOME
   Net investment income allocated from the Cash Management Portfolio:
     Interest ........................................................   $ 18,219,754
     Dividends .......................................................      1,192,863
     Expenses 1 ......................................................       (828,201)
                                                                         ------------
   Net investment income from the Cash Management Portfolio ..........     18,584,416
EXPENSES
   Administration and services fees ..................................      1,377,780
   Professional fees .................................................         19,267
   Registration fees .................................................         16,853
   Printing and shareholder reports ..................................         12,255
   Trustees fees .....................................................         10,429
   Miscellaneous .....................................................          3,558
                                                                         ------------
Total expenses .......................................................      1,440,142
Less: fee waivers and/or expense reimbursements ......................       (659,395)
                                                                         ------------
Net expenses .........................................................        780,747
                                                                         ------------
NET INVESTMENT INCOME ................................................     17,803,669
NET REALIZED GAIN FROM INVESTMENT TRANSACTIONS .......................         17,298
                                                                         ------------
NET INCREASE IN NET ASSETS FROM OPERATIONS ...........................   $ 17,820,967
                                                                         ============

--------------------------------------------------------------------------------
1 For the year ended December 31, 2001, the Cash Management Portfolio waived fees in the amount of $98,831 which was allocated to the Fund on a prorated basis.

See Notes to Financial Statements.
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                                        6
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Money Market Fund Investment
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STATEMENTS OF CHANGES IN NET ASSETS

                                                      FOR THE YEARS ENDED DECEMBER 31,
                                                               2001               2000
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
   Net investment income ........................   $    17,803,669    $    28,645,620
   Net realized gain from investment transactions            17,298             10,720
                                                    ---------------    ---------------
Net increase in net assets from operations ......        17,820,967         28,656,340
                                                    ---------------    ---------------
DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income ........................       (17,803,669)       (28,645,620)
                                                    ---------------    ---------------
CAPITAL SHARE TRANSACTIONS
   (at net asset value of $1.00 per share)
   Proceeds from sales of shares ................     4,789,836,496      4,844,430,757
   Dividend reinvestments .......................        16,069,153         24,013,470
   Cost of shares redeemed ......................    (4,763,601,250)    (5,202,700,953)
   Capital contribution from advisor ............              --              290,463
                                                    ---------------    ---------------
Net increase (decrease) in net assets from
   capital share transactions ...................        42,304,399       (333,966,263)
                                                    ---------------    ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS .........        42,321,697       (333,955,543)
NET ASSETS
   Beginning of year ............................       386,395,847        720,351,390
                                                    ---------------    ---------------
   End of year ..................................   $   428,717,544    $   386,395,847
                                                    ===============    ===============



See Notes to Financial Statements.
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                                       7
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Money Market Fund Investment
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FINANCIAL HIGHLIGHTS

                                                                                   FOR THE YEARS ENDED DECEMBER 31,
                                                         2001         2000          1999          1998         1997
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF YEAR ................. $   1.00     $   1.00      $   1.00      $   1.00     $   1.00
                                                     --------     --------      --------      --------     --------
INCOME FROM INVESTMENT OPERATIONS
   Net investment income ...........................     0.04         0.06          0.05          0.05         0.05
   Net realized gain (loss)
     from investment transactions ..................     0.00 1       0.00 1        0.00 1        0.00 1      (0.00)1
                                                     --------     --------      --------      --------     --------
Total from investment operations ...................     0.04         0.06          0.05          0.05         0.05
                                                     --------     --------      --------      --------     --------
CAPITAL CONTRIBUTIONS FROM ADVISOR .................       --         0.00 1          --            --           --
                                                     --------     --------      --------      --------     --------
DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income ...........................    (0.04)       (0.06)        (0.05)        (0.05)       (0.05)
                                                     --------     --------      --------      --------     --------
NET ASSET VALUE, END OF YEAR .......................   $ 1.00       $ 1.00        $ 1.00        $ 1.00       $ 1.00
                                                     ========     ========      ========      ========     ========
TOTAL INVESTMENT RETURN ............................     4.04%        6.28%         4.99%         5.35%        5.40%
SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of year
     (000s omitted) ................................ $428,718     $386,396      $720,351      $436,604     $426,383
   Ratios to average net assets:
     Net investment income .........................     3.88%        5.99%         4.94%         5.22%        5.27%
     Expenses after waivers and/or
        reimbursements, including
        expenses of the Cash
        Management Portfolio .......................     0.35%        0.35%         0.35%         0.35%        0.35%
     Expenses before waivers and/or
        reimbursements, including
        expenses of the Cash
        Management Portfolio .......................     0.51%        0.52%         0.52%         0.52%        0.52%

--------------------------------------------------------------------------------
1 Less than $0.01 per share.


See Notes to Financial Statements.

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                                        8
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Money Market Fund Investment
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NOTES TO FINANCIAL STATEMENTS

NOTE 1--ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
A. ORGANIZATION
BT Pyramid Mutual Funds (the 'Company') is registered under the Investment Company Act of 1940 (the 'Act'), as amended, as a diversified, open-end management investment company. The Company is organized as a business trust under the laws of the Commonwealth of Massachusetts. Money Market Fund Investment (the 'Fund') is one of the funds the Company offers to investors.

The investment objective of the Fund is to seek a high level of current income consistent with liquidity and the preservation of capital by investing in high quality short-term money market instruments. The Fund seeks to achieve its investment objective by investing substantially all of its assets in the Cash Management Portfolio (the 'Portfolio') an open-end management investment company registered under the Act. Details concerning the Fund's investment objective and policies and the risk factors associated with the Fund's investments are described in the Prospectus and Statement of Additional Information.

The Portfolio's financial statements accompany this report.

B. VALUATION OF SECURITIES
The Fund determines the value of its investment in the Portfolio by multiplying its proportionate ownership of the Portfolio by the total value of the Portfolio's net assets. On December 31, 2001 the Fund owned approximately 4% of the Portfolio. The Portfolio's policies for determining the value of its net assets are discussed in the Portfolio's Financial Statements, which accompany this report.

C. INVESTMENT INCOME AND OTHER
The Fund receives a daily allocation of the Portfolio's net investment income and net realized and unrealized gains and losses in proportion to its investment in the Portfolio.

D. DISTRIBUTIONS
The Fund distributes all of its net investment income in the form of dividends, which are declared and recorded daily. Accumulated daily dividends are distributed to shareholders monthly.

E. FEDERAL INCOME TAXES
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable income to shareholders. Therefore, no federal income taxes have been accrued.

F. ESTIMATES
In preparing its financial statements in conformity with accounting principles generally accepted in the United States, management makes estimates and assumptions. Actual results may be different.

NOTE 2--FEES AND TRANSACTIONS
        WITH AFFILIATES
Investment Company Capital Corp. ('ICCC'), an indirect, wholly owned subsidiary of Deutsche Bank AG, is the Fund's Administrator. The Fund pays the Administrator an annual fee based on its average daily net assets which is calculated daily and paid monthly at the annual rate of 0.30%. Prior to July 1, 2001 Bankers Trust served as the administrator to the Fund under the same fee structure.

The Advisor and Administrator have contractually agreed to waive their fees and/or reimburse expenses of the Fund through April 30, 2003, to the extent necessary, to limit all expenses to 0.35% of the average daily net assets of the Fund, including expenses of the Portfolio.

Certain officers and directors of the Fund are also officers or directors of ICCC or affiliated with Deutsche Bank AG. These persons are not paid by the Fund for serving in these capacities.

In 2000, Bankers Trust, the Fund's prior Administrator, contributed capital in the amount of $290,463 to reimburse the Fund for capital losses incurred in prior years. The Fund's 2000 Financial Highlights reflect this information.

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                                       9
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Money Market Fund Investment
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NOTES TO FINANCIAL STATEMENTS

NOTE 3--FEDERAL INCOME TAXES
At December 31, 2001, capital contributions, accumulated undistributed net investment income, and accumulated net realized gain/(loss) from investments have been adjusted for current period permanent book/tax differences which arose principally from differing book/tax treatments of contributed capital and other distribution reclassifications. These reclassifications resulted in the following increases/(decreases) in the components of net assets:

                      Undistributed
                       Net Realized             Paid-in
Undistributed NII        Gain/ Loss             Capital
-----------------     -------------            --------
             $736          $289,727           $(290,463)

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Distributions during the year ended December 31, 2001 were characterized as follows for tax purposes:

Ordinary income                               $17,803,669

At December 31, 2001, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income                     $18,247

Post-October capital and currency losses have been deferred to the fiscal year ending December 31, 2002 as follows:

          Capital                   Currency
          -------                   --------
             $213                        $--

NOTE 4--CONCENTRATION OF OWNERSHIP
From time to time the Fund may have a concentration of several shareholders holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund.

At December 31, 2001 there was one shareholder who held 18% of the outstanding shares of the Fund.

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                                       10

Money Market Fund Investment
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REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees of BT Pyramid Mutual Funds and
Shareholders of Money Market Fund Investment



In our opinion, the accompanying statement of assets and liabilities, including and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Money Market Fund Investment (one of the Funds comprising BT Pyramid Mutual Funds, hereafter referred to as the 'Fund') at December 31, 2001, and the results of its operations, the changes in its net assets and the financial highlights for each of the fiscal periods presented, in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as 'financial statements') are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2001 by correspondence with the transfer agent, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
Baltimore, Maryland
February 1, 2002


--------------------------------------------------------------------------------
TAX INFORMATION (Unaudited) For the Year Ended December 31, 2001

We are providing this information as required by the Internal Revenue Code. The amounts may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.

Of the net investment income distributions made during the fiscal year ended December 31, 2001, 2.04% has been derived from investments in US Government and Agency Obligations. All or a portion of the distributions from this income may be exempt from taxation at the state level. Consult your tax advisor for state specific information.

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                                       11

Cash Management Portfolio
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SCHEDULE OF PORTFOLIO INVESTMENTS December 31, 2001


  PRINCIPAL
     AMOUNT   SECURITY                           VALUE

              CERTIFICATES OF DEPOSIT--
              EURODOLLAR--14.17%
              Australia & New Zealand
               Banking Group Ltd.,
$ 30,000,000   2.52%, 1/24/02 ...........$   30,001,322
               Bank of Scotland:
  50,000,000    1.80%, 3/12/02 ..........    50,000,000
  60,000,000    3.63%, 5/10/02 ..........    60,000,000
               Barclays Bank:
 115,000,000    2.02%, 1/22/02 ..........   114,994,579
  50,000,000    2.09%, 1/22/02 ..........    50,008,369
               Bayerische Landesbank,
 148,000,000    2.08%, 1/22/02 ..........   147,998,206
               Credit Agricole
                Indosuez S.A.,
  35,000,000    4.03%, 6/13/02 ..........    35,001,454
               Danske Bank A/S,
  58,500,000    2.05%, 1/31/02 ..........    58,512,044
               Halifax PLC,
  40,000,000    2.27%, 4/18/02 ..........    40,013,947
               Ing Bank N.V.:
 100,000,000    1.98%, 1/14/02 ..........   100,000,360
  10,000,000    3.74%, 1/14/02 ..........    10,000,000
  90,000,000    2.27%, 1/22/02 ..........    90,000,000
 115,000,000    3.70%, 1/22/02 ..........   115,000,000
  10,000,000    3.615%, 8/13/02 .........    10,000,000
               Intesabci Spa:
  45,000,000    1.90%, 1/14/02 ..........    45,001,134
 150,000,000    1.85%, 1/17/02 ..........   150,000,000
               Landesbank Hessen-Thuringen
                Girozentrale,
  40,000,000    4.76%, 4/22/02 ..........    40,057,551
               Lloyds TSB Bank PLC:
  27,000,000    5.19%, 2/1/02 ...........    27,074,256
  20,000,000    5.00%, 2/5/02 ...........    20,012,294
               Norddeutsche Landesbank
                Girozentrale:
  50,000,000    3.75%, 1/7/02 ...........    49,999,221
  60,000,000    3.47%, 3/7/02 ...........    60,060,562
  36,000,000    1.90%, 5/8/02 ...........    36,003,285
  75,000,000    2.525%, 11/27/02 ........    74,989,946
               Unicredito Italiano SPA:
  75,000,000    2.425%, 1/7/02 ..........    75,000,062
  50,000,000    1.80%, 2/19/02 ..........    50,000,000
                                         --------------
TOTAL CERTIFICATES OF DEPOSIT--EURODOLLAR
   (Amortized Cost $1,539,728,592) ...... 1,539,728,592
                                         --------------


  PRINCIPAL
     AMOUNT   SECURITY                           VALUE

              CERTIFICATES OF DEPOSIT--
              YANKEE--9.99%
              Abbey National Treasury
               Services PLC
$ 30,000,000   2.40%, 11/19/02 ..........$   30,000,000
               ABN Amro Bank NV,
  25,000,000    2.55%, 12/20/02 .........    24,988,078
               Bayerische Hypo-und
                Vereinsbank AG,
  90,000,000    2.05%, 1/31/02 ..........    90,000,000
               Bayerische Landesbank
                Girozentrale,
  20,000,000    5.05%, 2/26/02 ..........    19,999,408
               Canadian Imperial Bank of
                Commerce,
  50,000,000    4.29%, 4/23/02 ..........    50,000,000
               Credit Agricole Indosuez
                S.A.,
 100,000,000    1.85%, 2/5/02 ...........   100,000,000
               Credit Suisse First Boston,
                Inc.,
 200,000,000    1.82%, 1/11/02 ..........   200,000,000
               Danske Bank A/S,
  35,000,000    3.53%, 5/20/02 ..........    35,000,000
               Dexia Bank Belgium,
  20,000,000    4.26%, 5/22/02 ..........    20,000,376
               Landesbank Baden Wurttemberg,
  75,000,000    3.845%, 1/3/02 ..........    75,000,021
               Natexis Banque Populaires:
  40,000,000    2.275%, 1/24/02 .........    40,000,000
  50,000,000    2.00%, 2/4/02 ...........    50,000,000
 125,000,000    1.85%, 2/19/02 ..........   125,000,000
  50,000,000    1.95%, 2/19/02 ..........    50,000,000
               Norddeutsche Landesbank
                Girozentrale:
  85,000,000    2.05%, 1/8/02 ...........    85,001,316
  20,000,000    2.17%, 11/18/02 .........    19,958,226
               Svenska Handelsbanken Inc.,
  20,000,000    4.255%, 6/3/02 ..........    19,999,593
               Westdeutsche Landesbank
                Girozentrale,
  50,000,000    2.60%, 10/25/02 .........    50,000,000
                                         --------------
TOTAL CERTIFICATES OF DEPOSIT--YANKEE
   (Amortized Cost $1,084,947,018)        1,084,947,018
                                         --------------

See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                       12
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--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS December 31, 2001



  PRINCIPAL
     AMOUNT   SECURITY                           VALUE

              EURO TIME DEPOSITS--7.20%
              Allied Irish Banks PLC:
$ 30,000,000   3.45%, 2/25/02 ...........$   30,000,000
  40,000,000    3.42%, 3/4/02 ...........    40,000,000
  50,000,000    2.188%, 5/28/02 .........    50,000,000
               Bank of Austria,
  50,000,000    1.84%, 2/14/02 ..........    50,000,000
               Bank of Nova Scotia,
  50,000,000    2.05%, 5/7/02 ...........    50,000,000
               Credit Agricole Indosuez S.A.,
  50,000,000    3.73%, 1/16/02 ..........    50,000,000
               Danske Bank A/S,
  50,000,000    2.23%, 4/26/02 ..........    50,000,000
               Dexia Bank Belgium,
  18,000,000    2.28%, 4/23/02 ..........    18,000,000
               Landesbank Baden Wurttemberg:
  50,000,000    3.65%, 1/28/02 ..........    50,000,000
  75,000,000    3.45%, 2/25/02 ..........    75,000,000
               Norddeutsche Landesbank
                Girozentrale:
  75,000,000    1.89%, 3/7/02 ...........    75,000,000
  50,000,000    1.925%, 6/12/02 .........    50,000,000
               Societe Generale,
 144,548,756    1.00%, 1/2/02 ...........   144,548,756
               Westdeutsche Landesbank
                Girozentrale,
  50,000,000    1.85%, 2/12/02 ..........    50,000,000
                                         --------------
TOTAL EURO TIME DEPOSITS
   (Amortized Cost $782,548,756) ........   782,548,756
                                         --------------

              FLOATING RATE NOTES 1--14.02%
              American Express Centurian
               Bank, Monthly Variable Rate,
  50,000,000    1.868%, 5/14/02 .........    50,000,000
               American Honda Finance Corp.,
                Monthly Variable Rate:
  35,000,000    1.95%, 6/25/02 ..........    35,000,000
  35,000,000    1.951%, 7/22/02 .........    35,001,465
               American Honda Finance Corp.,
                Quarterly Variable Rate:
  25,000,000    2.163%, 2/25/02 .........    25,000,849
  30,000,000    2.15%, 5/21/02 ..........    30,000,000
  60,000,000    2.02%, 6/10/02 ..........    60,000,000
               Asset Securitization
                Cooperative Corp.,
                Monthly Variable Rate:
  80,000,000    1.901%, 4/23/02 .........    80,000,000
  60,000,000    1.896%, 5/28/02 .........    60,000,000
               Associates Corp. of North
                America, Quarterly
                Variable Rate:
  35,000,000    2.28%, 2/4/02 ...........    35,004,037
  56,400,000    2.23%, 2/22/02 ..........    56,410,684
  25,000,000    2.22%, 5/17/02 ..........    25,016,248


  PRINCIPAL
     AMOUNT   SECURITY                           VALUE

               Boeing Capital Corp.,
                Quarterly Variable Rate:
 $ 25,000,000   2.085%, 2/7/02 .......... $  24,998,660
  10,500,000    2.00%, 3/27/02 ..........    10,502,656
               Canadian Imperial Bank of
                Commerce, Monthly
                Variable Rate,
 150,000,000    2.059%, 10/2/02 .........   149,938,069
               Chase Manhattan Corp.,
                Quarterly Variable Rate,
  70,000,000    1.973%, 3/22/02 .........    70,037,246
               Citigroup Inc.,
                Daily Variable Rate,
  16,000,000    2.225%, 8/5/02 ..........    16,018,765
               Citigroup Inc.,
                Monthly Variable Rate,
 120,000,000    1.911%, 7/12/02 .........   120,000,000
               Compass Securitization,
                Monthly Variable Rate,
  40,000,000    2.003%, 1/9/02 ..........    40,000,000
               Credit Suisse First Boston,
                Inc., Daily Variable Rate:
  25,000,000    1.66%, 3/20/02 ..........    25,000,000
  20,000,000    1.98%, 5/7/02 ...........    20,000,000
               Heller Financial Inc.,
                Quarterly Variable Rate,
  26,000,000    2.566%, 7/23/02 .........    26,039,134
               J.P. Morgan Chase & Co.,
                Quarterly Variable Rate,
   7,000,000    2.486%, 4/23/02 .........     7,004,219
               J.P. Morgan Chase & Co.,
                Monthly Variable Rate,
  15,000,000    2.133%, 9/11/02 .........    15,016,882
               Merrill Lynch & Co. Inc.,
                Daily Variable Rate,
  30,000,000    1.70%, 1/8/02 ...........    30,000,000
               Paccar Financial Corp.,
                Quarterly Variable Rate,
  20,000,000    2.43%, 4/26/02 ..........    20,009,640
               Pitney Bowes Credit Corp.,
                Quarterly Variable Rate,
  21,000,000    2.07%, 4/8/02 ...........    21,005,152
               Salomon Smith Barney
                Holdings Inc.,
                Quarterly Variable Rate:
  16,290,000    2.166%, 2/11/02 .........    16,293,087
  46,015,000    2.205%, 5/14/02 .........    46,052,405
               SBC Communications Inc.,
                Quarterly Variable Rate,
  10,000,000    1.838%, 3/14/02 .........    10,001,226
               Toyota Motor Credit Corp.,
                Monthly Variable Rate:
  55,000,000    2.114%, 4/2/02 ..........    55,000,000
  50,000,000    1.846%, 5/15/02 .........    50,000,000
  60,000,000    1.90%, 9/25/02 ..........    60,000,000

See Notes to Financial Statements.
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--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS December 31, 2001

  PRINCIPAL
     AMOUNT   SECURITY                           VALUE

              Toyota Motor Credit Corp.,
               Quarterly Variable Rate,
$ 75,000,000   1.85%, 12/23/02 ..........$  75,000,000
              Unilever N.V.,
               Quarterly Variable Rate,
  40,000,000    2.473%, 10/24/02 ........    40,060,066
              Verizon Global Funding Corp.,
               Quarterly Variable Rate:
  45,000,000    1.86%, 3/20/02 ..........    44,993,415
  39,000,000    1.993%, 3/21/02 .........    39,010,340
                                         -------------
TOTAL FLOATING RATE NOTES
   (Amortized Cost $1,523,414,245) ...... 1,523,414,245
                                         -------------

              COMMERCIAL PAPER--38.56%
              Aegon Funding Corp.,
  60,000,000    1.87%, 1/14/02 ..........    59,959,483
               Alliance & Leicester PLC,
  35,000,000    3.74%, 1/3/02 ...........    34,992,728
               Asset Portfolio
                Funding Corp.,
  13,000,000    3.40%, 1/4/02 ...........    12,996,317
               Aventis S.A.:
  40,000,000    1.85%, 2/14/02 ..........    39,909,556
  25,000,000    1.91%, 2/15/02 ..........    24,940,312
               Bavaria Trust Corp.,
  65,000,000    1.88%, 1/8/02 ...........    64,976,239
               BP America Inc.,
  50,000,000    1.75%, 1/2/02 ...........    49,997,569
               CC (USA) Inc.,
   7,500,000    2.35%, 1/22/02 ..........     7,484,031
               Charta Corp.,
  50,000,000    1.85%, 1/7/02 ...........    49,984,583
               Ciesco, LP,
  25,000,000    2.02%, 1/8/02 ...........    24,990,181
               Compass Securitization LLC:
  33,905,000    1.87%, 1/10/02 ..........    33,889,149
  50,000,000    2.09%, 1/14/02 ..........    49,961,975
  20,000,000    1.89%, 1/30/02 ..........    19,969,550
               Danske Bank A/S,
  50,000,000    3.38%, 2/21/02 ..........    49,760,583
               Delaware Funding Corp.,
  25,000,000    1.90%, 1/22/02 ..........    24,972,292
               Depfa Bank Europe PLC:
  25,000,000    1.90%, 1/14/02 ..........    24,982,847
  35,000,000    2.13%, 2/8/02 ...........    34,921,308
  60,000,000    2.09%, 2/12/02 ..........    59,860,000
  50,000,000    2.04%, 3/8/02 ...........    49,813,000
  25,000,000    1.86%, 3/15/02 ..........    24,905,708
               Fortis Funding LLC:
  25,000,000    3.40%, 1/4/02 ...........    24,992,917
  10,000,000    3.37%, 1/29/02 ..........     9,973,789
  15,000,000    2.02%, 4/23/02 ..........    14,905,733
  32,538,000    1.91%, 6/12/02 ..........    32,258,336



  PRINCIPAL
     AMOUNT   SECURITY                           VALUE

              GE Capital Assurance Co.,
$ 35,000,000   1.79%, 3/8/02 ............ $  34,885,142
               GE Capital Corp.:
  35,000,000    1.82%, 1/2/02 ...........    34,998,231
  45,000,000    2.45%, 1/29/02 ..........    44,914,250
  65,000,000    3.38%, 3/4/02 ...........    64,621,628
  60,000,000    3.35%, 3/5/02 ...........    59,648,250
  35,000,000    1.84%, 5/10/02 ..........    34,769,233
  63,665,000    2.04%, 5/20/02 ..........    63,155,810
  10,000,000    2.04%, 5/28/02 ..........     9,916,700
               GE Capital International
                Funding, Inc:
  25,000,000    2.04%, 2/7/02 ...........    24,947,583
  25,000,000    1.81%, 3/21/02 ..........    24,900,701
               Glaxo Wellcome PLC,
  55,200,000    1.84%, 2/6/02 ...........    55,098,432
               K2 (USA) LLC:
  18,000,000    3.67%, 1/8/02 ...........    17,987,155
  25,000,000    3.81%, 1/10/02 ..........    24,976,187
  17,000,000    3.62%, 1/11/02 ..........    16,982,906
  17,000,000    3.63%, 1/15/02 ..........    16,976,002
  15,000,000    3.67%, 1/18/02 ..........    14,974,004
  50,000,000    3.72%, 2/6/02 ...........    49,814,000
  12,000,000    3.65%, 3/7/02 ...........    11,920,917
  11,000,000    3.31%, 3/15/02 ..........    10,926,169
   8,872,000    3.31%, 4/25/02 ..........     8,779,007
               Mont Blanc Capital Corp.:
  25,000,000    2.23%, 1/7/02 ...........    24,990,708
  36,000,000    2.10%, 1/10/02 ..........    35,981,100
  28,000,000    2.10%, 1/14/02 ..........    27,978,767
  20,180,000    1.90%, 1/22/02 ..........    20,157,634
 100,000,000    2.11%, 1/25/02 ..........    99,859,333
  28,000,000    1.98%, 2/4/02 ...........    27,947,640
  20,000,000    1.95%, 2/6/02 ...........    19,961,000
  38,000,000    1.84%, 2/7/02 ...........    37,928,138
               Moriarty LLC:
  13,650,000    3.45%, 1/24/02 ..........    13,619,913
  20,000,000    3.75%, 3/18/02 ..........    19,841,667
               National Rural Utilities CFC,
  50,000,000    2.02%, 1/11/02 ..........    49,971,944
               Nestle Capital Corp.:
  40,000,000    1.75%, 4/9/02 ...........    39,809,444
  50,000,000    1.83%, 6/3/02 ...........    49,611,125
               Old Line Funding Corp.,
  19,861,000    1.84%, 2/15/02 ..........    19,815,320
               Park Avenue Receivables
                Corp.,
  20,051,000    1.90%, 1/7/02 ...........    20,044,650
               Pennine Funding LLC:
  50,000,000    2.41%, 1/4/02 ...........    49,989,958
  75,000,000    3.65%, 1/14/02 ..........    74,901,146
 105,000,000    2.27%, 1/23/02 ..........   104,854,189
  40,000,000    1.875%, 3/15/02 .........    39,847,917
  11,000,000    1.90%, 3/27/02 ..........    10,950,653

See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                       14
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--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS December 31, 2001



  PRINCIPAL
     AMOUNT   SECURITY                           VALUE

              Perry Global Funding LLC:
$ 35,000,000   3.43%, 1/11/02 ........... $  34,966,653
  22,146,000    2.39%, 1/18/02 ..........    22,121,006
  13,287,000    2.34%, 1/25/02 ..........    13,266,272
  38,378,000    2.10%, 2/6/02 ...........    38,297,406
  19,705,000    2.14%, 2/7/02 ...........    19,661,660
  60,000,000    2.31%, 2/15/02 ..........    59,826,750
  20,376,000    1.84%, 3/19/02 ..........    20,295,809
               Prudential PLC:
  25,000,000    1.80%, 2/11/02 ..........    24,948,750
  20,100,000    1.80%, 3/6/02 ...........    20,035,680
               Quincy Capital Corp.:
  35,000,000    1.87%, 2/5/02 ...........    34,936,368
  75,215,000    1.85%, 2/8/02 ...........    75,068,122
               Receivables Capital Corp.:
  50,000,000    2.35%, 1/14/02 ..........    49,957,569
  82,715,000    1.85%, 1/22/02 ..........    82,625,737
               Rio Tinto America Inc.,
  32,160,000    1.90%, 3/4/02 ...........    32,054,765
               Scaldis Capital LLC:
  25,076,000    3.75%, 1/4/02 ...........    25,068,164
  25,156,000    2.34%, 1/10/02 ..........    25,141,284
  54,322,000    3.67%, 1/11/02 ..........    54,266,622
 100,000,000    2.36%, 1/15/02 ..........    99,907,756
  45,000,000    1.95%, 1/22/02 ..........    44,948,812
  55,000,000    2.28%, 1/25/02 ..........    54,916,400
  17,883,000    2.02%, 2/11/02 ..........    17,841,859
  15,155,000    2.02%, 2/12/02 ..........    15,119,285
  14,208,000    3.39%, 2/20/02 ..........    14,141,104
  50,000,000    1.79%, 3/12/02 ..........    49,825,972
  15,338,000    1.89%, 5/24/02 ..........    15,222,850
               Sheffield Receivables Corp.:
  99,220,000    2.39%, 1/7/02 ...........    99,180,595
  75,000,000    3.72%, 1/9/02 ...........    74,938,000
 104,970,000    1.80%, 2/6/02 ...........   104,781,054
  29,050,000    1.92%, 6/17/02 ..........    28,791,261
               Societe Generale,
  35,000,000    3.37%, 2/13/02 ..........    34,859,115
               Swedish National Housing
                Finance Corp.:
  40,000,000    2.38%, 1/11/02 ..........    39,973,556
  25,000,000    1.94%, 3/4/02 ...........    24,916,472
  25,000,000    1.90%, 6/3/02 ...........    24,798,125
  25,000,000    1.95%, 6/4/02 ...........    24,791,458
               Thames Asset Global
                Securitization No. 1,
  41,323,000    1.92%, 1/7/02 ...........    41,309,777
               Three Rivers Funding:
  38,057,000    1.89%, 1/7/02 ...........    38,045,012
  30,000,000    1.90%, 1/8/02 ...........    29,988,917


  PRINCIPAL
     AMOUNT   SECURITY                           VALUE

              Transamerica Finance Corp.:
$ 50,000,000   2.22%, 1/29/02 ........... $  49,913,667
  50,000,000    2.05%, 5/23/02 ..........    49,595,694
  50,000,000    2.04%, 5/24/02 ..........    49,594,833
               Tulip Funding Corp.,
  37,086,000    1.85%, 1/31/02 ..........    37,028,826
               Verizon Global Funding Corp.,
  30,000,000    2.20%, 10/17/02 .........    29,470,167
               Verizon Network Funding Corp.:
  30,000,000    1.85%, 1/25/02 ..........    29,963,000
  70,000,000    2.28%, 4/15/02 ..........    69,538,933
  10,000,000    2.21%, 4/25/02 ..........     9,930,017
  25,000,000    2.21%, 4/26/02 ..........    24,823,507
  30,000,000    1.85%, 5/30/02 ..........    29,770,292
  30,000,000    2.31%, 7/12/02 ..........    29,630,400
               Volkswagen Financial
                Services AG,
  30,000,000    3.40%, 1/18/02 ..........    29,951,833
                                         --------------
TOTAL COMMERCIAL PAPER
   (Amortized Cost $4,188,699,905) ...... 4,188,699,905
                                         --------------

              MONEY MARKET FUNDS--8.77%
  50,000,000   Dreyfus Institutional
                Preferred Money
                Market Fund .............    50,000,000
 390,000,000   J.P. Morgan Institutional
                Prime Money Fund ........   390,000,000
 196,880,000   AIM Liquid Assets Portfolio  196,880,000
 165,847,000   Federated Prime Cash
                Obligation Fund .........   165,847,000
 100,000,000   Federated Prime
                Obligation Fund .........   100,000,000
  50,000,000   Provident Temp Fund ......    50,000,000
                                         --------------
TOTAL MONEY MARKET FUNDS
   (Amortized Cost $952,727,000) ........   952,727,000
                                         --------------

              FUNDING AGREEMENTS--1.80%
              Allstate Life Insurance,
               Quarterly Variable Rate,2,3
  45,000,000    3.69%, 7/1/02 ...........    45,000,000
              GE Capital Assurance,
               Quarterly Variable Rate,2,3
  20,000,000    2.151%, 3/1/02 ..........    20,000,000
              GE Life & Annuity Assurance
               Co., Quarterly Variable
               Rate,2,3
  60,000,000    2.161%, 9/3/02 ..........    60,000,000
              Travelers Insurance Co.,
               Quarterly Variable Rate:2,3
  40,000,000    3.67%, 2/25/02 ..........    40,000,000
  30,000,000    3.68%, 4/2/02 ...........    30,000,000
                                         --------------
TOTAL FUNDING AGREEMENTS
   (Amortized Cost $195,000,000) ........   195,000,000
                                         --------------


See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                       15
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--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS December 31, 2001



  PRINCIPAL
     AMOUNT   SECURITY                           VALUE

              AGENCY DISCOUNT NOTES--0.16%
              Federal Farm Credit,
$ 10,000,000   4.54%, 2/26/02 ........... $   9,929,378
              Freddie Mac,
   7,563,000    3.56%, 1/25/02 ..........     7,545,050
                                         --------------
TOTAL AGENCY DISCOUNT NOTES
   (Amortized Cost $17,474,428)              17,474,428
                                         --------------

              FEDERAL HOME LOAN BANK--1.11%
              Federal Farm Credit Bank,
  33,000,000    5.25%, 5/1/02 ...........    33,106,098
              Federal Home Loan Bank:
  30,600,000    2.50%, 11/7/02 ..........    30,600,000
  32,650,000    2.25%, 11/27/02 .........    32,650,000
  17,650,000    2.10%, 12/5/02 ..........    17,607,530
   7,000,000    2.26%, 12/27/02 .........     7,000,000
                                         --------------
TOTAL FEDERAL HOME LOAN BANK
   (Amortized Cost $120,963,628) ........   120,963,628
                                         --------------

              FEDERAL HOME LOAN MORTGAGE
              COMPANY--0.49%
              Federal Home Loan Bank,
  20,000,000    3.90%, 7/3/02 ...........    19,998,456
              Federal Home Loan Mortgage
                Company:
  19,465,000    7.25%, 5/15/02 ..........    19,697,561
  13,000,000    3.75%, 7/23/02 ..........    12,991,148
                                         --------------
TOTAL FEDERAL HOME LOAN MORTGAGE COMPANY
   (Amortized Cost $52,687,165) .........   52,687,165
                                         --------------

              FEDERAL NATIONAL MORTGAGE
                ASSOCIATION--1.32%
              Federal National Mortgage
                Association,
  18,000,000    6.25%, 11/15/02 .........    18,588,480
              FNMA:
  20,000,000    2.30%, 1/3/02 ...........    19,997,445
  30,000,000    6.375%, 1/16/02 .........    30,027,381
  45,000,000    3.345%, 2/14/02 .........    44,816,025
  30,000,000    3.91%, 3/22/02 ..........    29,739,333
                                         --------------
TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION
   (Amortized Cost $143,168,664) ........   143,168,664
                                         --------------




  PRINCIPAL
     AMOUNT   SECURITY                           VALUE

              US TREASURY OBLIGATION--0.12%
              US Treasury Note,
$ 13,000,000   5.75%, 10/31/02 .......... $  13,407,447
                                         --------------
TOTAL US TREASURY OBLIGATION
   (Amortized Cost $13,407,447) .........    13,407,447
                                         --------------

              MEDIUM-TERM NOTE--0.17%
              Heller Financial,
 18,000,000    7.50%, 8/23/02 ...........    18,612,671
                                         --------------
TOTAL MEDIUM-TERM NOTE
   (Amortized Cost $18,612,671) .........    18,612,671
                                         --------------

              REPURCHASE AGREEMENT--1.84%
200,000,000   Goldman Sachs & Co., dated
               12/31/01, 1.79%, principal and
               interest in the amount of
               $200,019,889, due 1/2/02,
               collateralized by Freddie Mac
               STRIP, par value $216,842,106,
               due 1/1/32 with a market
               value of $206,000,001 ....   200,000,000
                                         --------------
TOTAL REPURCHASE AGREEMENT
   (Amortized Cost $200,000,000) ........   200,000,000
                                         --------------
TOTAL INVESTMENTS
   (Amortized Cost
   $10,833,379,519)4         99.72%     $10,833,379,519
OTHER ASSETS IN EXCESS
   OF LIABILITIES             0.28           30,238,658
                            ------      ---------------
NET ASSETS                  100.00%     $10,863,618,177
                            ======      ===============

--------------------------------------------------------------------------------
1  Stated maturity is final maturity not next reset date.
2  Illiquid security.
3  Funding agreement subject to a thirty or ninety day demand feature.
4  Also aggregate cost for federal tax purposes.


See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                       16
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--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES

                                                               DECEMBER 31, 2001

ASSETS
   Investments at value (amortized cost $10,833,379,519) ....    $10,833,379,519
   Cash .....................................................            203,398
   Interest receivable ......................................         31,790,978
   Prepaid expenses and other ...............................             52,094
                                                                 ---------------
Total assets ................................................     10,865,425,989
                                                                 ---------------
LIABILITIES
   Due to advisor ...........................................          1,779,107
   Accrued expenses and other ...............................             28,705
                                                                 ---------------
Total liabilities ...........................................          1,807,812
                                                                 ---------------
NET ASSETS ..................................................    $10,863,618,177
                                                                 ---------------
                                                                 ---------------
COMPOSITION OF NET ASSETS
   Paid-in capital ..........................................    $10,863,618,177
                                                                 ---------------
NET ASSETS ..................................................    $10,863,618,177
                                                                 ===============



See Notes to Financial Statements.
--------------------------------------------------------------------------------

Cash Management Portfolio
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS

                                                             FOR THE YEAR ENDED
                                                              DECEMBER 31, 2001

INVESTMENT INCOME
   Interest ...............................................       $ 376,889,582
   Dividends ..............................................          24,675,279
                                                                  -------------
Total investment income ...................................         401,564,861
                                                                  -------------
EXPENSES
   Advisory fees ..........................................          14,288,809
   Administration and services fees .......................           4,762,936
   Professional fees ......................................              14,099
   Trustees fees ..........................................              10,431
   Miscellaneous ..........................................             116,448
                                                                  -------------
Total expenses ............................................          19,192,723
Less: fee waivers and/or expense reimbursements ...........          (2,046,136)
                                                                  -------------
Net expenses ..............................................          17,146,587
                                                                  -------------
NET INVESTMENT INCOME .....................................         384,418,274
NET REALIZED GAIN FROM INVESTMENT TRANSACTIONS ............             358,550
                                                                  -------------
NET INCREASE IN NET ASSETS FROM OPERATIONS ................       $ 384,776,824
                                                                  =============


See Notes to Financial Statements.
--------------------------------------------------------------------------------

Cash Management Portfolio
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                            FOR THE YEARS ENDED DECEMBER 31,
                                                                    2001                2000
INCREASE IN NET ASSETS FROM:
OPERATIONS
   Net investment income ............................   $    384,418,274    $    536,614,712
   Net realized gain from investment transactions ...            358,550             157,476
                                                        ----------------    ----------------
Net increase in net assets from operations ..........        384,776,824         536,772,188
                                                        ----------------    ----------------
CAPITAL TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
   Proceeds from capital invested ....................     43,173,330,072     54,040,544,759
   Value of capital withdrawn ........................    (41,500,185,737)   (51,872,337,295)
                                                        ----------------    ----------------
Net increase in net assets from capital transactions
   in shares of beneficial interest .................      1,673,144,335       2,168,207,464
                                                        ----------------    ----------------
TOTAL INCREASE IN NET ASSETS ........................      2,057,921,159       2,704,979,652
NET ASSETS
   Beginning of year ................................      8,805,697,018       6,100,717,366
                                                        ----------------    ----------------
   End of year ......................................   $ 10,863,618,177    $  8,805,697,018
                                                        ================    ================



See Notes to Financial Statements.
--------------------------------------------------------------------------------

Cash Management Portfolio
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                                FOR THE YEARS ENDED DECEMBER 31,
                                                      2001         2000          1999          1998         1997
SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of period
     (000s omitted)                            $10,863,618   $8,805,697    $6,100,717    $5,464,253   $4,039,725
   Ratios to average net assets:
   Net investment income                              4.04%        6.28%         5.04%         5.37%        5.43%
   Expenses after waivers
     and/or reimbursements                            0.18%        0.18%         0.18%         0.18%        0.18%
   Expenses before waivers
     and/or reimbursements                            0.20%        0.20%         0.20%         0.20%        0.20%



See Notes to Financial Statements.
--------------------------------------------------------------------------------

Cash Management Portfolio
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

NOTE 1--ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
A.  ORGANIZATION
The Cash Management Portfolio (the 'Portfolio') is registered under the Investment Company Act of 1940 (the 'Act'), as amended, as a diversified, open-end management investment company. The Portfolio is organized as a business trust under the laws of the state of New York.

Details concerning the Portfolio's investment objectives and policies and the risk factors associated with the Portfolio's investments are described in the Fund's Prospectus and Statement of Additional Information.

B.  VALUATION OF SECURITIES
The Portfolio values its investments at amortized cost.

C.  SECURITIES TRANSACTION AND INVESTMENT INCOME
Securities transactions are recorded on trade date. Realized gains and losses are determined by comparing the proceeds of a sale or the cost of a purchase with a specific offsetting transaction.

Interest income, including amortization of premiums and accretion of discounts, is accrued daily. Estimated expenses are also accrued daily.

The Portfolio makes a daily allocation of its net investment income and realized and unrealized gains and losses from securities transactions to its investors in proportion to their investment in the Portfolio.

D. REPURCHASE AGREEMENTS
The Portfolio may make short term investments in repurchase agreements that are fully collateralized by US government securities. Under the terms of a repurchase agreement, a financial institution sells fixed income securities to the Portfolio and agrees to buy them back on a specified day in return for the principal amount of the original sale plus accrued interest. The custodial bank holds the collateral in a separate account until the agreement matures. If the value of the securities falls below the principal amount of the repurchase agreement plus accrued interest, the financial institution deposits additional collateral by the following business day. If the financial institution either fails to deposit the required additional collateral or fails to repurchase the securities as agreed, the Portfolio has the right to sell the securities and recover any resulting loss from the financial institution. If the financial institution enters into bankruptcy, the Portfolio's claims on the collateral may be subject to legal proceedings.

E.  FEDERAL INCOME TAXES
The Portfolio is considered a Partnership under the Internal Revenue Code. Therefore, no federal income tax provision is necessary.

F.  ESTIMATES
In preparing its financial statements in conformity with accounting principles generally accepted in the United States, management makes estimates and assumptions. Actual results may be different.

--------------------------------------------------------------------------------

Cash Management Portfolio
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

NOTE 2--FEES AND TRANSACTION
        WITH AFFILIATES
Deutsche Asset Management, Inc., an indirect, wholly owned subsidiary of Deutsche Bank AG, is the Portfolio's Advisor. The Portfolio pays the Advisor an annual fee based on its average daily net assets which is calculated daily and paid monthly at the annual rate of 0.15%. Prior to April 30, 2001, Bankers Trust served as the investment advisor to the Portfolio under the same fee structure.

Investment Company Capital Corp. ('ICCC'), an indirect, wholly owned subsidiary of Deutsche Bank AG, is the Portfolio's Administrator. The Portfolio pays the Administrator an annual fee based on its average daily net assets which is calculated daily and paid monthly at an annual rate of 0.05%. Prior to July 1, 2001 Bankers Trust served as the administrator to the Portfolio under the same fee structure.

The Advisor and Administrator have contractually agreed to waive their fees and/or reimburse expenses of the Money Market Fund Investment through April 30, 2003, to the extent necessary, to limit all expenses to 0.35% of the average daily net assets of the Money Market Fund Investment, including expenses of the Portfolio.

Certain officers and directors of the Portfolio are also officers or directors of ICCC or affiliated with Deutsche Bank AG. These persons are not paid by the Portfolio for serving in these capacities.

NOTE 3--LINE OF CREDIT
The Portfolio participates with other affiliated entities in an unsecured revolving credit facility with a syndicate of banks in the amount of $200,000,000, which expires April 26, 2002. A commitment fee is apportioned among the participants based on their relative net assets. The Portfolio did not borrow during the period.

--------------------------------------------------------------------------------

Cash Management Portfolio
--------------------------------------------------------------------------------
REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees and Holders of Beneficial Interest of Cash Management Portfolio



In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights presents fairly, in all material respects, the financial position of the Cash Management Portfolio (hereafter referred to as the 'Portfolio') at December 31, 2001, and the results of its operations, the changes in its net assets and the financial highlights for each of the fiscal periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as 'financial statements') are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2001 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
Baltimore, Maryland
February 1, 2002

--------------------------------------------------------------------------------

Money Market Fund Investment
--------------------------------------------------------------------------------
FUND TRUSTEES AND OFFICERS

   NAME, BIRTH DATE AND
   POSITION WITH THE TRUST AND
   THE PORTFOLIO TRUST

   BUSINESS EXPERIENCE AND
   DIRECTORSHIPS DURING THE PAST 5 YEARS

   NUMBER OF FUNDS
   IN THE FUND
   COMPLEX OVERSEEN
   BY TRUSTEE 1



  INDEPENDENT TRUSTEES

Charles P. Biggar
October 13, 1930
Trustee BT Pyramid Mutual Funds since 1999; and Cash Management Portfolio since 1990.

Retired (since 1987); formerly Vice President, International Business Machines ('IBM') (1975 to 1978) and President, National Services and the Field Engineering Divisions of IBM (1976 to 1987).

27



S. Leland Dill
March 28, 1930
Trustee BT Pyramid Mutual Funds since 1999; and Cash Management Portfolio since 1990.

Trustee, Phoenix Zweig Series Trust (since September 1989); Trustee, Phoenix Euclid Market Neutral Fund (since May 1998); Retired (since 1986); formerly Partner, KPMG Peat Marwick (June 1956-June 1986); Director, Vintners International Company Inc. (June 1989 to May 1992); Director, Coutts (USA) International (January 1992-March 2000); Director, Coutts Trust Holdings Ltd., Director, Coutts Group (March 1991 to March 1999); General Partner, Pemco (June 1979 to June 1986).

27



Martin J. Gruber
July 15, 1937
Trustee BT Pyramid Mutual Funds since 1992; and Cash Management Portfolio since 1999.

Nomura Professor of Finance, Leonard N. Stern School of Business, New York University (since 1964); Trustee, CREF (since 2000); Director, S.G. Cowen Mutual Funds (since 1985); Director, Japan Equity Fund, Inc. (since 1992); Director, Thai Capital Fund, Inc. (since 2000); Director, Singapore Fund, Inc. (since
2000).

27



Richard J. Herring
February 18, 1946
Trustee BT Pyramid Mutual Funds since 1999; and Cash Management Portfolio since 1999.

Jacob Safra Professor of International Banking and Professor, Finance Department, The Wharton School, University of Pennsylvania (since 1972); Director, Lauder Institute of International Management Studies (since 2000); Co-Director, Wharton Financial Institutions Center (since 2000).

27



Bruce E. Langton
May 10, 1931
Trustee BT Pyramid Mutual Funds since 1999; and Cash Management Portfolio since 1999.

Formerly Assistant Treasurer of IBM Corporation (until 1986); Trustee and Member, Investment Operations Committee, Allmerica Financial Mutual Funds (1992 to 2001); Member, Investment Committee, Unilever US Pension and Thrift Plans (1989 to 2001);2 Retired (since 1987); Director, TWA Pilots Directed Account Plan and 401(k) Plan (1988 to 2000).

27



Philip Saunders, Jr.
October 11, 1935
Trustee BT Pyramid Mutual Funds since 1999; and Cash Management Portfolio since 1990.

Principal, Philip Saunders Associates (Economic and Financial Consulting) (since
1998); former Director, Financial Industry Consulting, Wolf & Company (1987 to
1988); President, John Hancock Home Mortgage Corporation (1984 to 1986); Senior Vice President of Treasury and Financial Services, John Hancock Mutual Life Insurance Company, Inc. (1982 to 1986).

27



Harry Van Benschoten
February 18, 1928
Trustee BT Pyramid Mutual Funds since 1992; and Cash Management Portfolio since 1999.

Retired (since 1987); Corporate Vice President, Newmont Mining Corporation (prior to 1987); Director, Canada Life Insurance Corporation of New York (since
1987).

--------------------------------------------------------------------------------

Money Market Fund Investment
--------------------------------------------------------------------------------
FUND TRUSTEES AND OFFICERS

   NAME, BIRTH DATE AND
   POSITION WITH THE TRUST AND
   THE PORTFOLIO TRUST

   BUSINESS EXPERIENCE AND
   DIRECTORSHIPS DURING THE PAST 5 YEARS

   NUMBER OF FUNDS
   IN THE FUND
   COMPLEX OVERSEEN
   BY TRUSTEE 1


  INTERESTED TRUSTEES

Richard T. Hale3
July 17, 1945
Trustee BT Pyramid Mutual Funds since 1999; and Cash Management Portfolio since 1999. President of each of the BT Trusts since 2000.

Managing Director, Deutsche Banc Alex. Brown Inc. (formerly DB Alex. Brown LLC) (June 1999 to present); Deutsche Asset Management-Americas (June 1999 to present); Director and President, Investment Company Capital Corp. (registered investment advisor) (April 1996 to present). Director/Trustee and President, Deutsche Asset Management Mutual Funds (1989 to present); Director, Deutsche Global Funds, Ltd. (January 2000 to present); Director, CABEI Fund (June 2000 to present); Director, North American Income Fund (September 2000 to present); Vice President, Deutsche Asset Management, Inc. (September 2000 to present). Chartered Financial Analyst. Formerly, Director, ISI Family of Funds.

27

   NAME, BIRTH DATE AND
   POSITION WITH THE TRUST AND
   THE PORTFOLIO TRUST

   BUSINESS EXPERIENCE AND
   DIRECTORSHIPS DURING THE PAST 5 YEARS


  OFFICERS

Daniel O. Hirsch
March 27, 1954
Vice President/Secretary

Director, Deutsche Asset Management (1999 to present). Formerly, Principal, BT Alex. Brown Incorporated, (Deutsche Banc Alex. Brown Inc.), (1998 to 1999); Assistant General Counsel, United States Securities and Exchange Commission, (1993 to 1998).



Charles A. Rizzo
August 5, 1957
Treasurer

Director, Deutsche Asset Management (April 2000 to present); Certified Public Accountant; Certified Management Accountant. Formerly, Vice President and Department Head, BT Alex. Brown Incorporated (Deutsche Banc Alex. Brown Inc.), 1998 to 1999; Senior Manager, Coopers & Lybrand L.L.P. (PricewaterhouseCoopers
LLP), 1993 to 1998.



Amy Olmert
May 14, 1963
Assistant Treasurer

Director, Deutsche Asset Management (formerly BT Alex. Brown Inc.) ;(January 1999 to present); Certified Public Accountant (1989 to present). Formerly, Vice President, BT Alex. Brown Incorporated, (Deutsche Banc Alex. Brown Inc.), (1997 to 1999); Senior Manager (1992 to 1997), Coopers & Lybrand L.L.P.
(PricewaterhouseCoopers LLP), (1988 to 1992).

--------------------------------------------------------------------------------
1 As of December 31, 2001 the total number of Funds and Portfolios (including the Master Portfolios) in the Fund Complex is 43.
2 A publicly held company with securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended.
3    Mr. Hale is a trustee who is an 'Interested Person' within the meaning of
     Section 2(a)(19) of the 1940 Act. Mr. Hale is a Managing Director of Deutsche Asset Management, the US asset management unit of Deutsche Bank and its affiliates. Mr. Hale holds various positions with Deutsche Bank AG and its affiliates, including its advisor subsidiary, Deutsche Asset Management, Inc.

The Fund's Statement of Additional Information includes additional information about the Fund's Trustees and Officers. To receive your free copy of the Statement of Additional Information, call toll-free: 1-800-730-1313.

--------------------------------------------------------------------------------

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

For information on how to invest, shareholder account information and current price and yield information, please contact your relationship manager or write to:

                                    DEUTSCHE ASSET MANAGEMENT SERVICE CENTER
                                    PO BOX 219210
                                    KANSAS CITY, MO 64121-9210
or call toll-free:                  1-800-730-1313

This report must be preceded or accompanied by a current prospectus for the Fund.

Deutsche Asset Management is the marketing name in the US for the asset management activities of Deutsche Bank AG, Bankers Trust Company, Deutsche Banc Alex. Brown Inc., Deutsche Asset Management, Inc., and Deutsche Asset Management Investment Services Limited.


Money Market Fund Investment                                  CUSIP #055847206
                                                              1660ANN (12/01)
                                                              Printed 2/02

Distributed by:
ICC Distributors, Inc.